Cortina Small Cap Growth Fund
Summary Section Cortina Small Cap Growth Fund
Investment Objective
The Cortina Small Cap Growth Fund (the “Fund”) seeks growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Cortina Small Cap Growth Fund Institutional Shares
Redemption Fees (as a percentage of amount redeemed, if redeemed within 60 days of initial investment)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Cortina Small Cap Growth Fund Institutional Shares
Management Fees	1.00%
Other Expenses	0.54%
Total Annual Fund Operating Expenses	1.54%
Less: Fee Waiver/Expense Reimbursement	(0.44%)
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	1.10%	[1]
[1]	Cortina Asset Management, LLC (the "Adviser") has contractually agreed to waive management fees and/or reimburse the Fund's operating expenses in order to limit the Fund's total annual fund operating expenses (excluding taxes, leverage, interest, brokerage commissions, dividends or interest expenses on short positions, acquired fund fees and expenses ("AFFE") and extraordinary expenses) to 1.10% of average daily net assets of the Fund. The agreement will continue in effect at least through October 31, 2017. Subsequent to October 31, 2017, this expense cap/reimbursement agreement will automatically continue for successive renewal terms of one year each, unless either the Fund's Board of Directors (the "Board") or the Adviser notifies the other party of its desire to terminate prior to such renewal. The Adviser may request a reimbursement from the Fund to recapture any reduced management fees or reimbursed Fund expenses within three years following the fee reduction or expense reimbursement, but only to the extent the Fund's total annual fund operating expenses plus any requested reimbursement amount are less than the above limit at the time of the request.

Example

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	1 Year	3 Years	5 Years	10 Years
Cortina Small Cap Growth Fund | Institutional Shares | USD ($)	112	443	797	1,795

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 93% of the average value of its portfolio.

Principal Investment Strategies

The Fund will normally invest at least 80% of its assets in common stocks of small capitalization (“small-cap”) companies. The Fund considers a company to be a small-cap company if, at the time of purchase, the company has a market capitalization less than $2.5 billion. The Fund may invest a significant portion of its assets in common stocks of micro-capitalization (“micro-cap”) companies with market capitalizations less than $250 million at the time of purchase. Under normal market conditions, the weighted average market capitalization of the Fund’s portfolio will be less than that of the Russell 2000 Growth Index, and sector weights are limited to, on an absolute basis, no more than 1500 basis points over- or under-weight any one sector in the Russell 2000 Growth Index. As of September 30, 2016, the largest company in the Russell 2000 Growth Index has a market capitalization of approximately $6.3 billion. The Fund may hold securities that are outside of this range so long as it complies with the requirements of the Fund’s principal investment strategies and the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund will not exclusively invest in companies represented in the Russell 2000 Growth Index and such investments may constitute substantially less than 80% of the Fund’s assets. The Fund may invest up to 25% of its assets in foreign securities (including American Depositary Receipts (“ADRs”)) that are listed in the United States on a national securities exchange. In deciding which securities to buy, hold or sell for the Fund, the Adviser seeks to invest in innovative companies with strong business models, the financial resources to execute on their business plan and the potential for significant top line growth. The Adviser’s process combines bottom-up fundamental research with a thematic approach. The Adviser’s fundamental research is an exhaustive assessment of five broad factors: (1) market opportunity and competitive positioning; (2) business model; (3) financial position; (4) management; and (5) valuation. The Adviser aims to identify small-cap companies early in the growth curve before they are appreciated by the broader market and whose stocks can appreciate regardless of the current operating environment.

The Adviser employs a theme-based approach when exploring new investment opportunities. The Adviser attempts to identify current trends and changes within specific industries that might prove beneficial to a number of companies and it is common for the Adviser to invest in multiple companies along this one common theme. Themes are often based on disruptive events, new technologies, changing regulations, cultural and behavioral changes, and industry cycles. Once a theme is identified, the Adviser seeks to identify not only the primary beneficiaries of the theme, but secondary and tertiary beneficiaries as well. As a result, themes can ultimately be comprised of companies in several industries within multiple sectors. The core tenet of thematic investing is owning multiple companies that stand to benefit from the same trend and/or economic tailwind. Identifying a variety of companies poised to enjoy improving fundamentals is the primary advantage of a theme-based approach. Thematic investing also aims to reduce the company-specific risks inherent in small-cap investing. The Adviser believes this approach leads to ideas earlier than they can be identified through quantitative screening. Additionally, the Adviser believes its thematic approach leads to a portfolio that emphasizes the growth areas of the economy. Importantly, while themes are an excellent source of new ideas, investments are made solely on the fundamental merits of the individual company.

The Fund will typically hold shares of stock in 90 to 120 companies, with no single company exceeding 5% of the Fund’s portfolio at the time of purchase. Generally, the Adviser will sell a company’s stock when the price approaches the Adviser’s estimate of economic value or when the fundamentals of the company have deteriorated. The Adviser also may sell if changing circumstances alter its assessment of the company’s economic value or if more attractive alternatives are identified.

Principal Investment Risks

Please be aware that you may lose money by investing in the Fund. The following is a summary description of the principal risks of investing in the Fund.

General Market Risk. The Fund’s net asset value (“NAV”) and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund, or the Fund could underperform other investments.

Management Risk. The Adviser’s investment strategies for the Fund may not result in an increase in the value of your investment or in overall performance equal to other investments.

Common Stock Risk. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. Common stock is generally subject to greater risk than preferred stocks and debt obligations because holders of common stock generally have inferior rights to receive payments from issuers in comparison with the rights of the holders of other securities, bondholders and other creditors.

Small-Cap and Micro-Cap Companies Risk. Investments in small-cap and micro-cap companies entail greater risks than those associated with larger, more established companies, including greater volatility and less liquidity. Generally, the smaller the company size, the greater the risks.

Growth-Style Investing Risk. Because the Fund focuses on growth-style stocks, its performance may at times be better or worse than the performance of funds that focus on other types of stocks or that have a broader investment style. Growth stocks are often characterized by high price-to-earnings ratios, which may be more volatile than stocks with lower price-to-earnings ratios.

Foreign Securities Risk. The Adviser may invest in foreign securities and ADRs relating to foreign securities. Investments in foreign financial markets present political, regulatory and economic risks which are significant and which may differ in kind and degree from the risks presented by investments in the U.S. financial markets. These may include changes in foreign currency exchange rates or controls, greater price volatility, differences in accounting standards and policies and in the type and nature of disclosures required to be provided by foreign issuers, substantially less liquidity, controls on foreign investment, limitations on repatriation of invested capital and imposition of foreign withholding taxes.

Risk/Return Bar Chart and Table

The following performance information provides some indication of the risks of investing in the Fund. The bar chart below illustrates how the Fund's total returns have varied from year to year. The table below illustrates how the Fund’s average annual total returns compare with those of a broad measure of market performance. The Fund’s past performance (both before and after taxes) is not necessarily an indicator of how the Fund will perform in the future. Updated performance information is available on the Fund's website at www.cortinafunds.com or by calling the Fund toll-free at 1-855-612-3936.

Annual Total Returns for Year Ended December 31*

Best Quarter: 1st quarter 2012, 16.86% Worst Quarter: 3rd quarter 2015, -12.39% * The Fund’s calendar year-to-date return as of September 30, 2016 was 15.20%.
Average Annual Total Returns (for the year ended December 31, 2015)
Average Annual Total Returns - Cortina Small Cap Growth Fund	1 Year	Since Inception	Inception Date
Institutional Shares	(6.59%)	10.34%	Sep. 30, 2011
Institutional Shares | After Taxes on Distributions	(6.59%)	9.66%	Sep. 30, 2011
Institutional Shares | After Taxes on Distributions and Sales	(3.73%)	8.01%	Sep. 30, 2011
Russell 2000 Growth TR Index (reflects no deduction for fees, expenses or taxes)	(1.38%)	17.24%	Sep. 30, 2011

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

In some cases, the Return After Taxes on Distributions and Sale of Fund Shares may be higher than other return figures when a shareholder realizes a loss on the sale of Fund Shares which provides the shareholder with an assumed tax benefit.

Cortina Small Cap Value Fund
Cortina Small Cap Value Fund
Investment Objective
The Cortina Small Cap Value Fund (the “Fund”) seeks long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Cortina Small Cap Value Fund	Institutional Shares	Investor Class
Redemption Fees (as a percentage of amount redeemed, if redeemed within 60 days of initial investment)	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Cortina Small Cap Value Fund		Institutional Shares	Investor Class
Management Fees		1.00%	1.00%
Distribution and Service (12b-1) Fees		none	0.25%
Other Expenses		0.50%	0.50%
Acquired Fund Fees and Expenses	[1]	0.01%	0.01%
Total Annual Fund Operating Expenses		1.51%	1.76%
Less: Fee Waiver/Expense Reimbursement		(0.40%)	(0.40%)
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	[2]	1.11%	1.36%
[1]	The Fund's shareholders indirectly bear the expenses of the other funds in which the Fund invests (Acquired Funds). The operating expenses in this fee table may not correlate to the expense ratio in the Financial Highlights in this Fund's prospectus, because the Financial Highlights include only the operating expenses incurred by the Fund, not the indirect costs of investing in the Acquired Funds.
[2]	Cortina Asset Management, LLC (the "Adviser") has contractually agreed to waive management fees and/or reimburse the Fund's operating expenses in order to limit the Fund's total annual fund operating expenses (excluding taxes, leverage, interest, brokerage commissions, dividends or interest expenses on short positions, acquired fund fees and expenses ("AFFE") and extraordinary expenses) to 1.10% of average daily net assets of the Fund. The agreement will continue in effect at least through October 31, 2017. Subsequent to October 31, 2017, this expense cap/reimbursement agreement will automatically continue for successive renewal terms of one year each, unless either the Fund's Board of Directors (the "Board") or the Adviser notifies the other party of its desire to terminate prior to such renewal. The Adviser may request a reimbursement from the Fund to recapture any reduced management fees or reimbursed Fund expenses within three years following the fee reduction or expense reimbursement, but only to the extent the Fund's total annual fund operating expenses plus any requested reimbursement amount are less than the above limit at the time of the request.

Example

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Cortina Small Cap Value Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Institutional Shares	113	438	785	1,765
Investor Class	138	515	916	2,037

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 109% of the average value of its portfolio.

Principal Investment Strategies

The Fund will normally invest at least 80% of its assets in common stocks of small capitalization (“small-cap”) companies that the Adviser believes are undervalued relative to the marketplace or similar companies. Under current market conditions, the Fund considers a company to be a small-cap company if it has a total market capitalization at the time of purchase of $100 million to the higher of $3 billion or the high end of the range of companies represented in the Russell 2000 Value Index. As of September 30, 2016, the largest company in the Russell 2000 Value Index has a market capitalization of approximately $6.3 billion. The Fund may hold securities that are outside of this range so long as it complies with the requirements of the Fund’s principal investment strategies and the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund will not exclusively invest in companies represented in the Russell 2000 Value Index and such investments may constitute substantially less than 80% of the Fund’s assets. The Fund may invest up to 25% of its assets in foreign securities (including American Depositary Receipts (“ADRs”)) that are listed in the United States on a national securities exchange.

In deciding which securities to buy, hold or sell, the Adviser pursues a value oriented approach that seeks to identify securities whose market value is less than their intrinsic value. The Adviser focuses on securities with market-to-book ratios and price-to-earnings ratios that are lower than those of the general market averages or similar companies. The Adviser also may consider a company’s dividend yield, growth in sales, balance sheet, management capabilities, earnings and cash flow, as well as other factors. In addition, the Adviser may select securities because it believes there is some potential catalyst to cause a company’s stock price to rise.

Principal Investment Risks

Please be aware that you may lose money by investing in the Fund. The following is a summary description of the principal risks of investing in the Fund.

General Market Risk. The Fund’s net asset value (“NAV”) and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund, or the Fund could underperform other investments.

Management Risk. The Adviser’s investment strategies for the Fund may not result in an increase in the value of your investment or in overall performance equal to other investments.

Common Stock Risk. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. Common stock is generally subject to greater risk than preferred stocks and debt obligations because holders of common stock generally have inferior rights to receive payments from issuers in comparison with the rights of the holders of other securities, bondholders and other creditors.

Small-Cap Companies Risk. Investments in small-cap companies entail greater risks than those associated with larger, more established companies, including greater volatility and less liquidity.

Value-Style Investing Risk. Because the Fund focuses on value-style stocks, its performance may at times be better or worse than the performance of funds that focus on other types of stocks or that have a broader investment style. Value-style stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks, but may not ever realize their full value.

Foreign Securities Risk. The Adviser may invest in foreign securities and ADRs relating to foreign securities. Investments in foreign financial markets present political, regulatory and economic risks which are significant and which may differ in kind and degree from the risks presented by investments in the U.S. financial markets. These may include changes in foreign currency exchange rates or controls, greater price volatility, differences in accounting standards and policies and in the type and nature of disclosures required to be provided by foreign issuers, substantially less liquidity, controls on foreign investment, limitations on repatriation of invested capital and imposition of foreign withholding taxes.

Risk/Return Bar Chart and Table

The following performance information provides some indication of the risks of investing in the Fund. The bar chart below illustrates how the Fund's total returns have varied from year to year. The table below illustrates how the Fund’s average annual total returns compare with those of a broad measure of market performance. The Fund’s past performance (both before and after taxes) is not necessarily an indicator of how the Fund will perform in the future. Updated performance information is available on the Fund's website at www.cortinafunds.com or by calling the Fund toll-free at 1-855-612-3936.

Annual Total Returns for Year Ended December 31*

Best Quarter: 1st quarter 2012, 14.98% Worst Quarter: 3rd quarter 2015, -12.04% * The Fund’s calendar year-to-date return as of September 30, 2016 was 7.82%.
Average Annual Total Returns (for the year ended December 31, 2015)
Average Annual Total Returns - Cortina Small Cap Value Fund		1 Year	Since Inception	Inception Date
Institutional Shares	[1]	(8.37%)	16.22%	Dec. 31, 2015
Institutional Shares | After Taxes on Distributions	[1]	(8.37%)	15.14%	Dec. 31, 2015
Institutional Shares | After Taxes on Distributions and Sales	[1]	(4.74%)	12.60%	Dec. 31, 2015
Investor Class	[2]	(8.61%)	(4.19%)	Dec. 31, 2015
Russell 2000 Growth TR Index (reflects no deduction for fees, expenses or taxes)		(7.47%)	14.46%	Dec. 31, 2015
[1]	Institutional Class Shares commenced operations September 30, 2011,
[2]	Investor Class Shares commenced operations April 30, 2014.

After tax returns are shown for Institutional Class Shares only and will vary for Investor Class Shares due to varying sales charges and expenses between classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

In some cases, the Return After Taxes on Distributions and Sale of Fund Shares may be higher than other return figures when a shareholder realizes a loss on the sale of Fund Shares which provides the shareholder with an assumed tax benefit.